Consolidated Statements of Equity (Deficit) - USD ($) $ in Thousands	Total	Partners’ Deficit	Member’s Deficit-GCM, L.L.C.	Common Stock Common Class A	Common Stock Common Class C	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest in Subsidiaries	Noncontrolling Interest in GCMH	Cumulative-effect adjustment from adoption	Cumulative-effect adjustment from adoption Partners’ Deficit	Cumulative-effect adjustment from adoption Accumulated Other Comprehensive Income (Loss)	Cumulative-effect adjustment from adoption Noncontrolling Interest in Subsidiaries
Beginning balance at Dec. 31, 2017	$ (160,407)	$ (302,616)	$ (17)					$ (1,740)	$ 143,966
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201409Member
Capital contributions from noncontrolling interest in subsidiaries	$ 6,447								6,447
Deemed contributions	19,495	19,495
Capital distributions	(82,247)	(82,113)	(134)
Capital distributions paid to noncontrolling interest	(49,234)								(49,234)
Unrealized gain on cash flow hedges	1,264							1,264
Translation adjustment	(110)							(110)
Net income (loss)	63,685	39,121	78						24,486
Ending balance at Dec. 31, 2018	$ (201,107)	(326,113)	(73)					(586)	125,665		$ 11,860	$ 10,343		$ 1,517
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201712Member
Capital contributions from noncontrolling interest in subsidiaries	$ 4,720								4,720
Capital contributions	18		18
Deemed contributions	30,233	30,233
Capital distributions	(69,624)	(69,524)	(100)
Capital distributions paid to noncontrolling interest	(43,660)								(43,660)
Unrealized gain on cash flow hedges	(6,521)							(6,521)
Translation adjustment	253							253
Net income (loss)	59,998	46,688	89						13,221
Ending balance at Dec. 31, 2019	(213,830)	$ (308,373)	$ (66)					(6,854)	101,463		$ 0	$ (650)	$ 650
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Unrealized gain on cash flow hedges	(4,880)
Translation adjustment	778
Net income (loss)	(67,630)
Ending balance at Dec. 31, 2020	(39,397)			$ 4	$ 14	$ 2,298	$ (20,098)	$ (2,233)	$ 94,013	$ (113,395)
Ending balance at Dec. 31, 2020	$ 115,121